Schedule I - Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 958	$ 553	$ 893
Notes receivable from parent and affiliates	391	285
Restricted cash and restricted cash equivalents	498	568	676
Other assets	481	690
Total assets	19,645	18,340	21,396
Liabilities and Shareholder’s Equity
Long-term debt (includes debt of consolidated VIEs of $8.7 billion in 2017 and $8.2 billion in 2016)	15,050	13,959
Deferred and accrued taxes	46	11
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	410	340
Total liabilities	16,243	15,067
Shareholder’s equity	3,402	3,273	2,908	$ 1,977
Total liabilities and shareholder’s equity	19,645	18,340
SPRINGLEAF FINANCE CORPORATION
Assets
Cash and cash equivalents	148	96	178
Investment in subsidiaries	7,062	7,107
Notes receivable from parent and affiliates	2,334	1,992
Restricted cash and restricted cash equivalents	9	5	$ 3
Other assets	159	188
Total assets	9,712	9,388
Liabilities and Shareholder’s Equity
Long-term debt (includes debt of consolidated VIEs of $8.7 billion in 2017 and $8.2 billion in 2016)	4,824	4,162
Intercompany note payable	436	409
Deferred and accrued taxes	46	164
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	1,004	1,380
Total liabilities	6,310	6,115
Shareholder’s equity	3,402	3,273
Total liabilities and shareholder’s equity	$ 9,712	$ 9,388